Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Receivables And Prepayments [Abstract]
Schedule of receivables and prepayments
	December 31 2020 $	December 31 2019 $
Taxes and other receivables	55,832	12,871
Prepayments	72,940	59,525
	128,772	72,396